UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2010
                                                    ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     November 15, 2010
--------------------------          ------------------      -----------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 100
                                               -------------------
Form 13F Information Table Value Total:             $2,167,032
                                               -------------------
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                               FORM 13F
                                                  Quarter Ended September 30, 2010

------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC        COM              009158106   23,943    289,100 SH       SOLE                  289,100
AIRGAS INC                   COM              009363102   49,553    729,264 SH       SOLE                  729,264
AIRTRAN HLDGS INC            COM              00949P108    5,094    693,000 SH       SOLE                  693,000
ALCON INC                    COM SHS          H01301102   55,101    330,362 SH       SOLE                  330,362
ALLIANCE DATA SYSTEMS CORP   COM              018581108    3,264     50,010 SH       SOLE                   50,010
AMERICAN AXLE & MFG HLDGS IN COM              024061103    3,496    387,600 SH       SOLE                  387,600
AMERICAN EXPRESS CO          COM              025816109   15,192    361,450 SH       SOLE                  361,450
AMERICREDIT CORP             COM              03060R101    1,223     50,000 SH       SOLE                   50,000
APPLE INC                    COM              037833100   26,956     95,000 SH       SOLE                   95,000
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104   14,320    434,198 SH       SOLE                  434,198
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1  03938LAK0    4,730  3,500,000 PRN      SOLE                                 NONE
ARCSIGHT INC                 COM              039666102   16,102    369,766 SH       SOLE                  369,766
ARCSIGHT INC                 COM              039666102    8,710    200,000 SH  CALL SOLE                  200,000
AVIS BUDGET GROUP            COM              053774105    4,660    400,000 SH  CALL SOLE                  400,000
BANK OF AMERICA CORPORATION  COM              060505104   46,720  3,565,761 SH       SOLE                3,565,761
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146    6,490  1,000,000 SH       SOLE                1,000,000
BJS WHOLESALE CLUB INC       COM              05548J106    9,091    219,055 SH       SOLE                  219,055
BP PLC                       SPONSORED ADR    055622104   40,237    977,349 SH       SOLE                  977,349
BURGER KING HLDGS INC        COM              121208201   24,827  1,039,677 SH       SOLE                1,039,677
CALIFORNIA PIZZA KITCHEN INC COM              13054D109    3,306    193,803 SH       SOLE                  193,803
CAPITAL ONE FINL CORP        COM              14040H105   28,874    730,060 SH       SOLE                  730,060
CASEYS GEN STORES INC        COM              147528103   18,312    438,606 SH       SOLE                  438,606
CISCO SYS INC                COM              17275R102    6,476    295,716 SH       SOLE                  295,716
CITIGROUP INC                COM              172967101   33,304  8,517,736 SH       SOLE                8,517,736
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109    5,229    457,493 SH       SOLE                  457,493
CLEARWIRE CORP NEW           CL A             18538Q105   31,356  3,875,929 SH       SOLE                3,875,929
COCA COLA ENTERPRISES INC    COM              191219104   11,238    362,500 SH       SOLE                  362,500
COCA COLA ENTERPRISES INC    COM              191219104    3,100    100,000 SH  CALL SOLE                  100,000
COGENT INC                   COM              19239Y108    2,433    228,627 SH       SOLE                  228,627
CRUCELL N V                  SPONSORED ADR    228769105    6,680    200,854 SH       SOLE                  200,854
CVS CAREMARK CORPORATION     COM              126650100   17,359    551,600 SH       SOLE                  551,600
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   40,247    802,701 SH       SOLE                  802,701
DYNEGY INC DEL               COM              26817G300    1,705    350,000 SH       SOLE                  350,000
ENTERTAINMENT GAMING ASIA IN COM              29383V107      257    961,639 SH       SOLE                  961,639
FORD MTR CO DEL              COM PAR $0.01    345370860    7,650    625,000 SH       SOLE                  625,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134    5,135  1,196,900 SH       SOLE                1,196,900
FORD MTR CO DEL              NOTE 4.250%11/1  345370CN8   15,078 10,000,000 PRN      SOLE                                 NONE
GENERAL GROWTH PPTYS INC     COM              370021107   18,653  1,195,732 SH       SOLE                1,195,732
GENZYME CORP                 COM              372917104   37,574    530,788 SH       SOLE                  530,788
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   14,056  1,327,266 SH       SOLE                1,327,266
HEWITT ASSOCS INC            COM              42822Q100   34,381    681,760 SH       SOLE                  681,760
HEWLETT PACKARD CO           COM              428236103    5,890    140,000 SH       SOLE                  140,000
HYPERCOM CORP                COM              44913M105    4,960    763,045 SH       SOLE                  763,045
INTERPUBLIC GROUP COS INC    COM              460690100    5,416    540,000 SH       SOLE                  540,000
INTERVAL LEISURE GROUP INC   COM              46113M108    1,239     91,985 SH       SOLE                   91,985
J CREW GROUP INC             COM              46612H402    5,535    164,635 SH       SOLE                  164,635
JPMORGAN CHASE & CO          COM              46625H100   69,328  1,821,539 SH       SOLE                1,821,539
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114    5,835    500,000 SH       SOLE                  500,000
KINROSS GOLD CORP            COM NO PAR       496902404      549     29,198 SH       SOLE                   29,198
LEAR CORP                    COM NEW          521865204   62,214    788,212 SH       SOLE                  788,212
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    8,195    126,210 SH       SOLE                  126,210
LIGAND PHARMACEUTICALS INC   CL B             53220K207    4,407  2,789,286 SH       SOLE                2,789,286
LIVE NATION ENTERTAINMENT IN COM              538034109   16,130  1,632,639 SH       SOLE                1,632,639
LIVE NATION ENTERTAINMENT IN COM              538034109      494     50,000 SH  CALL SOLE                   50,000
MCAFEE INC                   COM              579064106   26,191    554,199 SH       SOLE                  554,199
MENTOR GRAPHICS CORP         COM              587200106    1,057    100,000 SH       SOLE                  100,000
MF GLOBAL HLDGS LTD          COM              55277J108   11,691  1,623,692 SH       SOLE                1,623,692
MGM RESORTS INTERNATIONAL    COM              552953101   18,274  1,620,000 SH       SOLE                1,620,000
NALCO HOLDING COMPANY        COM              62985Q101   16,229    643,747 SH       SOLE                  643,747
NBTY INC                     COM              628782104   31,506    573,053 SH       SOLE                  573,053
NOVELL INC                   COM              670006105   23,119  3,872,475 SH       SOLE                3,872,475
OCH ZIFF CAP MGMT GROUP      CL A             67551U105   14,248    956,215 SH       SOLE                  956,215
OCWEN FINL CORP              COM NEW          675746309   22,848  2,253,221 SH       SOLE                2,253,221
ORACLE CORP                  COM              68389X105   26,349    981,352 SH       SOLE                  981,352
ORACLE CORP                  COM              68389X105   13,425    500,000 SH  CALL SOLE                  500,000
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107   11,735  1,052,465 SH       SOLE                1,052,465
OWENS CORNING NEW            COM              690742101    5,129    200,100 SH       SOLE                  200,100
PACTIV CORP                  COM              695257105   12,665    384,025 SH       SOLE                  384,025
POTASH CORP SASK INC         COM              73755L107   91,800    637,324 SH       SOLE                  637,324
PSYCHIATRIC SOLUTIONS INC    COM              74439H108   16,030    477,806 SH       SOLE                  477,806
PULTE GROUP INC              COM              745867101      147     16,769 SH       SOLE                   16,769
QUANTUM CORP                 COM DSSG         747906204   10,528  4,965,847 SH       SOLE                4,965,847
RADWARE LTD                  ORD              M81873107    1,720     50,053 SH       SOLE                   50,053
REGIS CORP MINN              COM              758932107   10,462    546,900 SH       SOLE                  546,900
REPUBLIC SVCS INC            COM              760759100   26,795    878,818 SH       SOLE                  878,818
RES-CARE INC                 COM              760943100    1,269     95,600 SH       SOLE                   95,600
RSC HOLDINGS INC             COM              74972L102    8,019  1,074,995 SH       SOLE                1,074,995
SAKS INC                     COM              79377W108   29,182  3,393,273 SH       SOLE                3,393,273
SAVIENT PHARMACEUTICALS INC  COM              80517Q100   25,276  1,105,195 SH       SOLE                1,105,195
SCHLUMBERGER LTD             COM              806857108   35,500    576,208 SH       SOLE                  576,208
SCHOLASTIC CORP              COM              807066105    6,832    245,591 SH       SOLE                  245,591
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    6,455    450,000 SH       SOLE                  450,000
SPDR GOLD TRUST              GOLD SHS         78463V107   25,582    200,000 SH  CALL SOLE                  200,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  342,390  3,000,000 SH  PUT  SOLE                3,000,000
SUNOCO INC                   COM              86764P109   25,847    708,131 SH       SOLE                  708,131
TENNECO INC                  COM              880349105   41,866  1,445,167 SH       SOLE                1,445,167
TEXAS INDS INC               COM              882491103   14,415    457,313 SH       SOLE                  457,313
THERAVANCE INC               COM              88338T104   75,032  3,732,945 SH       SOLE                3,732,945
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106    8,312    200,000 SH       SOLE                  200,000
TYCO INTERNATIONAL LTD       SHS              H89128104    2,755     75,000 SH       SOLE                   75,000
UAL CORP                     COM NEW          902549807    2,958    125,000 SH       SOLE                  125,000
UNITEDHEALTH GROUP INC       COM              91324P102   28,513    812,103 SH       SOLE                  812,103
U S G CORP                   COM NEW          903293405   10,496    795,784 SH       SOLE                  795,784
VIACOM INC NEW               CL B             92553P201   31,043    857,787 SH       SOLE                  857,787
WELLPOINT INC                COM              94973V107   52,032    918,636 SH       SOLE                  918,636
WHITING PETE CORP NEW        COM              966387102   22,494    235,517 SH       SOLE                  235,517
WYNDHAM WORLDWIDE CORP       COM              98310W108   34,849  1,268,635 SH       SOLE                1,268,635
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0  98310WAC2   11,186  5,000,000 PRN      SOLE                                 NONE
XEROX CORP                   COM              984121103   40,179  3,882,007 SH       SOLE                3,882,007
ZYGO CORP                    COM              989855101      298     30,457 SH       SOLE                   30,457